UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $1,200,417 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     5603 20752000 SH  CALL SOLE                 20752000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200    11206 41504000 SH       SOLE                 41504000
AMARIN CORP PLC                SPONSORED ADR    023111107      676   259901 SH  CALL SOLE                   259901
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    11664   190000 SH       SOLE                   190000
AMREP CORP NEW                 COM              032159105      287     9391 SH       SOLE                     9391
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103   130786  5830859 SH       SOLE                  5830859
CAL MAINE FOODS INC            COM NEW          128030202     5377   202679 SH       SOLE                   202679
CBS CORP NEW                   CL B             124857202    34613  1270200 SH       SOLE                  1270200
CENTURY ALUM CO                COM              156431108    21576   400000 SH       SOLE                   400000
COMPRASS DIVERSIFIED HOLDING   SH BEN INT       20451Q104     3332   223616 SH       SOLE                   223616
CVR ENERGY INC                 COM              12662P108    26389  1058119 SH       SOLE                  1058119
DOLLAR FINL CORP               COM              256664103    36828  1200000 SH       SOLE                  1200000
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102    29650  1347717 SH       SOLE                  1347717
FORTRESS INTL GROUP INC        COM              34958D102      498   102726 SH       SOLE                   102726
FUEL TECH INC                  COM              359523107     7928   350000 SH  PUT  SOLE                   350000
GRAPHIC PACKAGING CORP DEL     COM              388688103     7380  2000000 SH       SOLE                  2000000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    82347  1345100 SH       SOLE                  1345100
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    85645  3603075 SH       SOLE                  3603075
GULFPORT ENERGY CORP           COM NEW          402635304    76393  4183621 SH       SOLE                  4183621
MASTERCARD INC                 CL A             57636Q104    32280   150000 SH       SOLE                   150000
MEDICINOVA INC                 COM NEW          58468P206      920   200000 SH       SOLE                   200000
NASDAQ STOCK MARKET INC        COM              631103108    57854  1169004 SH       SOLE                  1169004
NASDAQ STOCK MARKET INC        COM              631103108    22271   450000 SH  PUT  SOLE                   450000
NEOSTEM INC                    *W EXP 07/16/201 640650115       28   125000 SH       SOLE                   125000
NEOSTEM INC                    COM NEW          640650305      335   250000 SH       SOLE                   250000
NEXMED INC                     COM              652903105    14242 10029287 SH       SOLE                 10029287
NEXMED INC                     COM              652903105     5697  4011715 SH  CALL SOLE                  4011715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4591   635019 SH       SOLE                   635019
NORFOLK SOUTHERN CORP          COM              655844108    15132   300000 SH       SOLE                   300000
NUTRI SYS INC NEW              COM              67069D108    43492  1612000 SH       SOLE                  1612000
NYMOX PHARMACEUTICAL CORP      COM              67076P102    14961  2597380 SH       SOLE                  2597380
PHH CORP                       COM NEW          693320202    29977  1699400 SH       SOLE                  1699400
RESOURCE CAP CORP              COM              76120W302      149    16001 SH  CALL SOLE                    16001
RUSH ENTERPRISES INC           CL A             781846209    12694   698264 SH       SOLE                   698264
RUSH ENTERPRISES INC           CL B             781846308     8834   496307 SH       SOLE                   496307
SWIFT ENERGY CO                COM              870738101     2122    48200 SH       SOLE                    48200
TEEKAY CORPORATION             COM              Y8564W103    39612   744439 SH       SOLE                   744439
TERNIUM SA                     SPON ADR         880890108    81279  2026406 SH       SOLE                  2026406
U S GLOBAL INVS INC            CL A             902952100     8330   500000 SH       SOLE                   500000
UNION PAC CORP                 COM              907818108   125620  1000000 SH       SOLE                  1000000
WELLPOINT INC                  COM              94973V107   101819  1160600 SH       SOLE                  1160600